Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)
Accounting Policies [Abstract]
Foreign currency transaction gains | $	$ 519	$ 259
Number of reportable segments | segment	1